SUBSEQUENT EVENTS - Additional Information (Details)		1 Months Ended
	Apr. 06, 2022	Nov. 30, 2021 $ / shares shares	Nov. 30, 2021 D $ / shares shares	Nov. 30, 2021 item $ / shares shares
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.82	$ 0.82	$ 0.82
Reverse stock split	0.1
Investor Warrants [Member]
Subsequent Event [Line Items]
Number of lowest trading days			5	5
Consecutive trading day period		20 days
Number of volume weighted average price | item				5
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.13	$ 1.13	$ 1.13
Reverse stock split	0.1
Class of Warrant or Right, Outstanding | shares		5,335,763	5,335,763	5,335,763
Subsequent event
Subsequent Event [Line Items]
Reverse stock split	0.1
Subsequent event | Investor Warrants [Member]
Subsequent Event [Line Items]
Reverse stock split	0.1